Note 8 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of period	$ 166,364	$ (315,110)
Total gains	103,200	105,709
Purchases	145,704	207,531
Sales	(63,524)	(64,464)
Settlements	(205,005)	232,698
Balance, end of period	$ 146,739	$ 166,364